ACQUISITIONS AND DIVESTITURES (Details) $ in Millions		1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 22, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 02, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 03, 2025 month
Disclosure of detailed information about business combination [line items]
Expiration period | month						18
Donlin
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold	50.00%
Consideration paid (received)	$ 1,000
Other assets		$ 160		$ 160	$ 160
Other gains (losses)				$ 745	$ 745
Donlin | Prior to closing
Disclosure of detailed information about business combination [line items]
Bargain purchase option for debt owed to Barrick			$ 90
Donlin | Within 18 months from closing
Disclosure of detailed information about business combination [line items]
Bargain purchase option for debt owed to Barrick		$ 100